OTHER ACQUISITIONS AND DISPOSITIONS (Details) CAD in Millions, $ in Millions						1 Months Ended						12 Months Ended
	Dec. 19, 2017 CAD	Jun. 02, 2017 USD ($)	Jun. 01, 2017 USD ($)	Apr. 19, 2017 USD ($)	May 01, 2016 USD ($)	Mar. 31, 2016 CAD	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Apr. 30, 2015 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Nov. 30, 2015
Business Acquisition [Line Items]
Contributions to equity investments | CAD												CAD 1,681	CAD 765	CAD 493
Gain (loss) on disposal | CAD												631	(833)	(125)
Proceeds from sale of assets, net of transaction costs | CAD												CAD 5,317	6	CAD 0
Natural Gas – Ironwood
Business Acquisition [Line Items]
Purchase price | $								$ 653
Iroquois
Business Acquisition [Line Items]
Ownership interest (percent)					50.00%	49.35%	49.35%
Additional ownership acquired (percent)					0.65%	4.87%	4.87%
Contributions to equity investments | $					$ 7		$ 54
Iroquois | U.S. Natural Gas Pipelines
Business Acquisition [Line Items]
Ownership interest (percent)		0.66%	50.00%									50.00%
Iroquois | Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Ownership interest before transaction, percent			49.34%
PNGTS | Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Ownership interest before transaction, percent			11.81%						49.90%
Total consideration | $									$ 223
Cash received | $									188
Assumption of debt by purchaser | $									$ 35
Gas Transmission Northwest | Disposal group, disposed of by sale, not discontinued operations | Natural Gas
Business Acquisition [Line Items]
Ownership interest before transaction, percent											30.00%
Total consideration | $											$ 457
Cash received | $											264
Assumption of debt by purchaser | $											98
Gas Transmission Northwest | Disposal group, disposed of by sale, not discontinued operations | Natural Gas | Class B units
Business Acquisition [Line Items]
Receipt of new units | $											$ 95
Ontario Solar Assets
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs | CAD	CAD 541
Gain (loss) on disposition of property plant equipment | CAD	127
Gain (loss) on disposition of property plant equipment, net of tax | CAD	CAD 136
TC Hydro
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs | $				$ 1,070
Gain (loss) on disposition of property plant equipment | CAD												CAD 715
Gain (loss) on disposition of property plant equipment, net of tax | CAD												440
Gain (loss) on disposition of property plant and equipment foreign currency translation amount | CAD												5
Ravenswood, Ironwood, Kibby Wind and Ocean State Power
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs | $		$ 2,029
Gain (loss) on disposition of property plant equipment | CAD												(211)	(829)
Gain (loss) on disposition of property plant equipment, net of tax | CAD												(167)	(863)
Foreign currency translation gain on assets held for sale | CAD												CAD 2	CAD 70
Bruce B
Business Acquisition [Line Items]
Ownership interest (percent)										46.50%				46.50%	31.60%
Additional ownership acquired (percent)										14.89%				14.89%
Contributions to equity investments | CAD										CAD 236
Bruce Power
Business Acquisition [Line Items]
Ownership interest (percent)										48.50%				48.50%
Bruce A
Business Acquisition [Line Items]
Ownership interest (percent)															48.90%
PNGTS And Iroquois Transmission systems | Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Total consideration | $			$ 765
Cash received | $			597
Assumption of debt by purchaser | $			$ 168
TC Offshore LLC | Disposal group, not discontinued operations
Business Acquisition [Line Items]
Gain (loss) on disposal | CAD						CAD (4)								CAD (125)